SUBSEQUENT EVENTS (Details Narrative) - USD ($)															3 Months Ended				6 Months Ended	12 Months Ended
	Nov. 16, 2023	Nov. 01, 2023	Sep. 19, 2023	Sep. 13, 2023	Aug. 07, 2023	Jun. 08, 2023	May 01, 2023	Jan. 26, 2023	Oct. 03, 2022	Sep. 28, 2022	Aug. 25, 2022	Jul. 29, 2022	May 01, 2022	Sep. 03, 2021	Oct. 31, 2023	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Jan. 06, 2023	Jun. 17, 2022
Subsequent Event [Line Items]
Number of common stock, shares issued													151,579		1,844,506					151,579
Number of common stock, serive shares issued								150							13,707
Debt instrumental																				$ 0	$ 13,200,000	$ 2,092,700	$ 13,200,000
Shares, Issued																189,718
Stock Issued During Period, Value, New Issues																$ 188		$ 4,195,000
[custom:StockIssuedDuringPeriodSharesIssuedSettlementOfAccountsPayable]																67,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised															1,708,152	27,000
[custom:StockIssuedDuringPeriodSharesIssuedProfitGuaranteeOnNote]															85,000	93,680
Common stock, par value															$ 0.001				$ 0.001	$ 0.001	$ 0.001
Warrants exercise price									$ 0.221
Meged Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received			$ 423,000			$ 315,689
UFS Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received					$ 797,500							$ 1,124,250
Payment for exchange received amount					550,000							750,000
Cash less fees					50,000							60,000
UFS Agreement [Member] | Each Week for Next Three Weeks [Member]
Subsequent Event [Line Items]
Payment for exchange received amount												$ 13,491
Midcity Capital Ltd [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued											750
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares, Issued							220,760
Stock Issued During Period, Value, New Issues							$ 188
[custom:StockIssuedDuringPeriodSharesIssuedSettlementOfAccountsPayable]							67,500
[custom:StockIssuedDuringPeriodSharesIssuedSettlementWithFormerOwners]							1.3500
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised							58,042
[custom:StockIssuedDuringPeriodSharesIssuedProfitGuaranteeOnNote]							93,681
Subsequent Event [Member] | Meged Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received						315,689
Payment for exchange received amount						210,600
Cash less fees						10,580
Subsequent Event [Member] | Meged Agreement [Member] | Each Week for Next Three Weeks [Member]
Subsequent Event [Line Items]
Payment for exchange received amount						$ 17,538
Subsequent Event [Member] | UFS Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received					797,500
Payment for exchange received amount					550,000
Cash less fees					50,000
Subsequent Event [Member] | UFS Agreement [Member] | Each Week for Next Three Weeks [Member]
Subsequent Event [Line Items]
Payment for exchange received amount					$ 30,000
Subsequent Event [Member] | Agile Capital Funding [Member]
Subsequent Event [Line Items]
Debt instrumental	$ 693,500
Proceeds from sale of loans receivable	450,000
Debt instrument periodic payment	$ 28,895.83
Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued																	25,463	26,219
Number of common stock, serive shares issued															13,707	188		625
Stock Issued During Period, Value, New Issues																	$ 25	$ 26
Shares issued on exercise									12,820,512
Warrants exercise price									$ 0.39
Warrants term									5 years
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued		796,399
Shares of common stock				1,018,510
Common stock, par value				$ 0.001
Common Stock [Member] | Subsequent Event [Member] | Sapir L L C [Member]
Subsequent Event [Line Items]
Number of common stock, serive shares issued		224,472
Common Stock [Member] | Subsequent Event [Member] | Midcity Capital Ltd [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued		42,500
Pre Funded Warrant [Member]
Subsequent Event [Line Items]
Shares issued on exercise									11,802,002
Warrants exercise price									$ 0.00001
Warrant One [Member]
Subsequent Event [Line Items]
Shares issued on exercise									25,641,024
Warrants term									7 years 6 months
Warrant [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued														2,525
Number of common stock, serive shares issued										7,717,874									50,000
Warrants exercise price									$ 0.43
Warrant Two [Member]
Subsequent Event [Line Items]
Shares issued on exercise									18,099,548
Warrants term									5 years 6 months